Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST IX /MA/
Central Index Key	dei_EntityCentralIndexKey	0000063075
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2011
MFS Bond Fund (Prospectus Summary) | MFS Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFBFX
MFS Bond Fund (Prospectus Summary) | MFS Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFBBX
MFS Bond Fund (Prospectus Summary) | MFS Bond Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFBCX
MFS Bond Fund (Prospectus Summary) | MFS Bond Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBDIX
MFS Bond Fund (Prospectus Summary) | MFS Bond Fund | W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Bond Fund (Prospectus Summary) | MFS Bond Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFBGX
MFS Bond Fund (Prospectus Summary) | MFS Bond Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBRRX
MFS Bond Fund (Prospectus Summary) | MFS Bond Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFBHX
MFS Bond Fund (Prospectus Summary) | MFS Bond Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFBJX
MFS Limited Maturity Fund (Prospectus Summary) | MFS Limited Maturity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MQLFX
MFS Limited Maturity Fund (Prospectus Summary) | MFS Limited Maturity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MQLBX
MFS Limited Maturity Fund (Prospectus Summary) | MFS Limited Maturity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MQLCX
MFS Limited Maturity Fund (Prospectus Summary) | MFS Limited Maturity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MQLIX
MFS Limited Maturity Fund (Prospectus Summary) | MFS Limited Maturity Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EALMX
MFS Limited Maturity Fund (Prospectus Summary) | MFS Limited Maturity Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBLMX
MFS Limited Maturity Fund (Prospectus Summary) | MFS Limited Maturity Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ELDCX
MFS Limited Maturity Fund (Prospectus Summary) | MFS Limited Maturity Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MQLGX
MFS Limited Maturity Fund (Prospectus Summary) | MFS Limited Maturity Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLMRX
MFS Limited Maturity Fund (Prospectus Summary) | MFS Limited Maturity Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MQLHX
MFS Limited Maturity Fund (Prospectus Summary) | MFS Limited Maturity Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MQLJX
MFS Municipal Limited Maturity Fund (Prospectus Summary) | MFS Municipal Limited Maturity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTLFX
MFS Municipal Limited Maturity Fund (Prospectus Summary) | MFS Municipal Limited Maturity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTLBX
MFS Municipal Limited Maturity Fund (Prospectus Summary) | MFS Municipal Limited Maturity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTLCX
MFS Municipal Limited Maturity Fund (Prospectus Summary) | MFS Municipal Limited Maturity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTLIX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRBFX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRBBX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRBCX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRBIX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRBWX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EARBX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBRBX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECRBX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRBGX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRRRX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRBHX
MFS Research Bond Fund (Prospectus Summary) | MFS Research Bond Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRBJX